Reinsurance (tables)	12 Months Ended
Dec. 31, 2013
Reinsurance disclosure
Summary of reinsurance financial data [Table Text Block]

(for the year ended December 31, in millions)	2013	2012	2011
Written premiums
Direct	$23,952	$23,612	$23,218
Assumed	705	697	669
Ceded	(1,890)	(1,862)	(1,700)

Total net written premiums	$22,767	$22,447	$22,187

Earned premiums
Direct	$23,891	$23,507	$23,144
Assumed	717	693	643
Ceded	(1,971)	(1,843)	(1,697)

Total net earned premiums	$22,637	$22,357	$22,090

Percentage of assumed earned premiums to net earned premiums	3.2%	3.1%	2.9%

Ceded claims and claim adjustment expenses incurred	$1,019	$1,357	$737

Reinsurance recoverables [Table Text Block]

(at December 31, in millions)	2013	2012
Gross reinsurance recoverables on paid and unpaid claims and claim adjustment expenses	$4,707	$5,256
Allowance for uncollectible reinsurance	(239)	(258)

Net reinsurance recoverables	4,468	4,998
Mandatory pools and associations	1,897	2,549
Structured settlements	3,348	3,165

Total reinsurance recoverables	$9,713	$10,712